Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues (note 2k)
Operating expenses:
Research and development expenses, net (notes 2l, 16a)	6,086	5,604	4,013
General and administrative expenses (note 16b)	3,699	3,015	1,286
Total operating expenses	9,785	8,619	5,299
Operating (loss)	(9,785)	(8,619)	(5,299)
Financial income (note 16c)	225	238	1,060
Financial expenses (note 16d)	(2,264)	(1,003)	(3)
Net (loss)	(11,824)	(9,384)	(4,242)
Other comprehensive gain (loss)
Interest on convertible notes
Exchange differences arising from translating financial statements from functional to presentation currency (note 2c)	2,277	951	(748)
Total other comprehensive gain (loss)	2,277	951	(748)
Total comprehensive (loss)	$ (9,547)	$ (8,433)	$ (4,990)
Basic & diluted (loss) per share (note 2p) (in Dollars per share)	$ (0.90)	$ (1.11)	$ (1.40)
Weighted average number of shares outstanding (in Shares)	13,169,208	8,649,486	3,509,346